Summary of significant accounting policies, estimates and judgments - Summary of Bank's Significant Exposures to Financial Instruments (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Disclosure of financial instruments by type of interest rate [line items]
Non-derivative financial assets	$ 75,987	$ 77,551
Non-derivative financial liabilities	20,040	16,217
Derivative notional	7,776,875	6,415,878
Interest rate swap contract [member]
Disclosure of financial instruments by type of interest rate [line items]
Non-derivative financial assets	75,987	77,551
Non-derivative financial liabilities	20,040	16,217
Derivative notional	7,554,619	6,208,925
Cross currency swaps [Member]
Disclosure of financial instruments by type of interest rate [line items]
Derivative notional	222,256	206,953
USD LIBOR [member] | Interest rate swap contract [member]
Disclosure of financial instruments by type of interest rate [line items]
Non-derivative financial assets	57,494	68,325
Non-derivative financial liabilities	1,468	1,420
Derivative notional	5,550,175	4,901,854
CDOR [Member] | Interest rate swap contract [member]
Disclosure of financial instruments by type of interest rate [line items]
Non-derivative financial assets	18,493	9,226
Non-derivative financial liabilities	18,572	14,797
Derivative notional	2,004,444	1,307,071
USD LIBOR – CDOR [Member] | Cross currency swaps [Member]
Disclosure of financial instruments by type of interest rate [line items]
Derivative notional	$ 222,256	$ 206,953